Schedule of Note Receivable (Details) (Parenthetical)						6 Months Ended		12 Months Ended
	Apr. 07, 2021 USD ($)	Apr. 02, 2021 USD ($)	Mar. 15, 2021 USD ($)	Mar. 12, 2021 USD ($) Integer $ / shares	Dec. 06, 2019	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Transfer of Financial Assets Accounted for as Sales [Line Items]
Debt Instrument, Term					6 months
Proceeds from Notes Payable	$ 50,000	$ 150,000	$ 300,000			$ 300,000			$ 201,000
Convertible Debt [Member] | GeneRx [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Debt Instrument, Face Amount				$ 300,000
Debt Instrument, Term				1 year
Debt Instrument, Interest Rate, Stated Percentage				2.00%
Debt Conversion, Description				The Note is convertible, at the option of the Holder, into shares of common stock of the Borrower at a fixed conversion price of $
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 1.00
Debt, Weighted Average Interest Rate				80.00%
Debt Instrument, Convertible, Threshold Trading Days | Integer				20
Debt Instrument, Interest Rate, Effective Percentage				20.00%